FINANCIAL RISK MANAGEMENT - CAPITAL RISK MANAGEMENT (Details) - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Short-term loans	¥ 0	¥ 0
Long-term loans	0	0
Bond payables	0	0
Long-term payables	¥ 0	¥ 0